TRANSAMERICA FUNDS

Transamerica Small Cap Core

Supplement to the Currently Effective Retail Prospectus, Summary Prospectus and

Statement of Additional Information

* * *

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Performance”:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as a comparison to a secondary index.

The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds, including Transamerica Partners Institutional Small Core (the “predecessor fund”), on March 10, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the estimated annual operating expenses of Class R4 shares.

Prior to July 3, 2008, the predecessor fund had different sub-advisers. The performance set forth for the period prior to that date is attributable to those previous sub-advisers. From July 3, 2008 to February 27, 2009, the predecessor fund had different sub-advisers. The performance set forth for that period is attributable to those previous sub-advisers. From February 28, 2009 to June 27, 2013, the predecessor fund had different sub-advisers. The performance set forth for that period is attributable to those previous sub-advisers. Prior to June 28, 2013, the predecessor fund had a different investment objective and used different investment strategies.

The past performance shown below is for Class R4 shares. Class R4 shares are not offered in this prospectus. Although Class A, Class C and Class I shares would have similar annual returns as Class R4 shares because the classes are invested in the same portfolio of securities, the returns for Class A, Class C and Class I shares will differ from Class R4 shares to the extent that the classes have different expenses. Performance information for Class A, Class C and Class I shares will be included in a future prospectus after the classes have been in operation for one calendar year following the reorganizations.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31) – Class R4

	Quarter Ended	Return
Best Quarter:	9/30/2009	18.96%
Worst	12/31/2008	-25.54%

Average Annual Total Returns (periods ended December 31, 2016) – Class R4

	1 Year	5 Years	10 Years	Inception Date
Transamerica Small Cap Core	23.08%	12.06%	5.61%	09/11/2000

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	21.31%	14.46%	7.07%

S&P 500® (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%

The following supplements and supersedes information in the Prospectus under the heading “Financial Highlights”:

Financial highlights for Transamerica Small Cap Core are based on the historical financial highlights of Transamerica Partners Institutional Small Core (the “predecessor fund”). For the periods shown below, the information is that of the predecessor fund. The information is derived from the predecessor fund’s financial statements, audited by Ernst &Young LLP, an Independent Registered Public Accounting firm, whose report, along with the predecessor fund’s financial statements, are included in the December 31, 2016 Annual Report to Shareholders, which is available to you upon request.

For a share outstanding during the years indicated:	Transamerica Small Cap Core – Class R4
	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of year	$13.66		$15.27	$14.81	$11.17	$9.81

Investment operations:(A)
Net investment income (loss)(B)	0.12		0.12	0.12	0.06	0.09
Net realized and unrealized gain (loss)	3.01		(1.60)	0.46	3.64	1.36

Total investment operations	3.13		(1.48)	0.58	3.70	1.45

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.13)	(0.12)	(0.06)	(0.09)
Total dividends and/or distributions to shareholders	(0.12)		(0.13)	(0.12)	(0.06)	(0.09)

Net asset value, end of year	$16.67		$13.66	$15.27	$14.81	$11.17

Total return(C)	23.08%		(9.72)%	3.94%	33.23%	14.84%

Ratio and supplemental data:
Net assets end of year (000’s)	$14,540		$12,719	$27,550	$30,567	$32,600

Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.50%		1.32%	1.28%	1.27%	1.31%
Including waiver and/or reimbursement	1.07	%(D),(E)	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets(A)	0.80%		0.82%	0.78%	0.46%	0.85%
Portfolio turnover rate of Series Portfolio	122%		132%	148%	195%	59%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Includes reimbursement of custody fees at the underlying Series Portfolio level.
(E)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.

* * *

Investors Should Retain this Supplement for Future Reference

March 10, 2017

TRANSAMERICA FUNDS

Transamerica Small Cap Core

Supplement to the Currently Effective Class I2 Prospectus, Summary Prospectus and

Statement of Additional Information

* * *

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Performance”:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as a comparison to a secondary index.

The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds, including Transamerica Partners Institutional Small Core (the “predecessor fund”), on March 10, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the estimated annual operating expenses of Class R4 shares.

Prior to July 3, 2008, the predecessor fund had different sub-advisers. The performance set forth for the period prior to that date is attributable to those previous sub-advisers. From July 3, 2008 to February 27, 2009, the predecessor fund had different sub-advisers. The performance set forth for that period is attributable to those previous sub-advisers. From February 28, 2009 to June 27, 2013, the predecessor fund had different sub-advisers. The performance set forth for that period is attributable to those previous sub-advisers. Prior to June 28, 2013, the predecessor fund had a different investment objective and used different investment strategies.

The past performance shown below is for Class R4 shares. Class R4 shares are not offered in this prospectus. Although Class I2 shares would have similar annual returns as Class R4 shares because the classes are invested in the same portfolio of securities, the returns for Class I2 shares will differ from Class R4 shares to the extent that the classes have different expenses. Performance information for Class I2 shares will be included in a future prospectus after the class has been in operation for one calendar year following the reorganizations.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31) – Class R4

	Quarter Ended	Return
Best Quarter:	9/30/2009	18.96%
Worst	12/31/2008	-25.54%

Average Annual Total Returns (periods ended December 31, 2016) – Class R4

	1 Year	5 Years	10 Years	Inception Date
Transamerica Small Cap Core	23.08%	12.06%	5.61%	09/11/2000

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	21.31%	14.46%	7.07%

S&P 500® (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%

The following supplements and supersedes information in the Prospectus under the heading “Financial Highlights”:

Financial highlights for Transamerica Small Cap Core are based on the historical financial highlights of Transamerica Partners Institutional Small Core (the “predecessor fund”). For the periods shown below, the information is that of the predecessor fund. The information is derived from the predecessor fund’s financial statements, audited by Ernst &Young LLP, an Independent Registered Public Accounting firm, whose report, along with the predecessor fund’s financial statements, are included in the December 31, 2016 Annual Report to Shareholders, which is available to you upon request.

For a share outstanding during the years indicated:	Transamerica Small Cap Core – Class R4
	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of year	$13.66		$15.27	$14.81	$11.17	$9.81

Investment operations:(A)
Net investment income (loss)(B)	0.12		0.12	0.12	0.06	0.09
Net realized and unrealized gain (loss)	3.01		(1.60)	0.46	3.64	1.36

Total investment operations	3.13		(1.48)	0.58	3.70	1.45

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.13)	(0.12)	(0.06)	(0.09)
Total dividends and/or distributions to shareholders	(0.12)		(0.13)	(0.12)	(0.06)	(0.09)

Net asset value, end of year	$16.67		$13.66	$15.27	$14.81	$11.17

Total return(C)	23.08%		(9.72)%	3.94%	33.23%	14.84%

Ratio and supplemental data:
Net assets end of year (000’s)	$14,540		$12,719	$27,550	$30,567	$32,600

Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.50%		1.32%	1.28%	1.27%	1.31%
Including waiver and/or reimbursement	1.07	%(D),(E)	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets(A)	0.80%		0.82%	0.78%	0.46%	0.85%
Portfolio turnover rate of Series Portfolio	122%		132%	148%	195%	59%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Includes reimbursement of custody fees at the underlying Series Portfolio level.
(E)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.

* * *

Investors Should Retain this Supplement for Future Reference

March 10, 2017

TRANSAMERICA FUNDS

Transamerica Small Cap Core

Supplement to the Currently Effective Advisor Class Prospectus, Summary Prospectus and

Statement of Additional Information

* * *

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Performance”:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as a comparison to a secondary index.

The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds, including Transamerica Partners Institutional Small Core (the “predecessor fund”), on March 10, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the estimated annual operating expenses of Class R4 shares.

Prior to July 3, 2008, the predecessor fund had different sub-advisers. The performance set forth for the period prior to that date is attributable to those previous sub-advisers. From July 3, 2008 to February 27, 2009, the predecessor fund had different sub-advisers. The performance set forth for that period is attributable to those previous sub-advisers. From February 28, 2009 to June 27, 2013, the predecessor fund had different sub-advisers. The performance set forth for that period is attributable to those previous sub-advisers. Prior to June 28, 2013, the predecessor fund had a different investment objective and used different investment strategies.

The past performance shown below is for Class R4 shares. Class R4 shares are not offered in this prospectus. Although Adviser Class shares would have similar annual returns as Class R4 shares because the classes are invested in the same portfolio of securities, the returns for Adviser Class shares will differ from Class R4 shares to the extent that the classes have different expenses. Performance information for Adviser Class shares will be included in a future prospectus after the class has been in operation for one calendar year following the reorganizations.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31) – Class R4

	Quarter Ended	Return
Best Quarter:	9/30/2009	18.96%
Worst	12/31/2008	-25.54%

Average Annual Total Returns (periods ended December 31, 2016) – Class R4

	1 Year	5 Years	10 Years	Inception Date
Transamerica Small Cap Core	23.08%	12.06%	5.61%	09/11/2000

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	21.31%	14.46%	7.07%

S&P 500® (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%

The following supplements and supersedes information in the Prospectus under the heading “Financial Highlights”:

Financial highlights for Transamerica Small Cap Core are based on the historical financial highlights of Transamerica Partners Institutional Small Core (the “predecessor fund”). For the periods shown below, the information is that of the predecessor fund. The information is derived from the predecessor fund’s financial statements, audited by Ernst &Young LLP, an Independent Registered Public Accounting firm, whose report, along with the predecessor fund’s financial statements, are included in the December 31, 2016 Annual Report to Shareholders, which is available to you upon request.

For a share outstanding during the years indicated:	Transamerica Small Cap Core – Class R4
	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of year	$13.66		$15.27	$14.81	$11.17	$9.81

Investment operations:(A)
Net investment income (loss)(B)	0.12		0.12	0.12	0.06	0.09
Net realized and unrealized gain (loss)	3.01		(1.60)	0.46	3.64	1.36

Total investment operations	3.13		(1.48)	0.58	3.70	1.45

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.13)	(0.12)	(0.06)	(0.09)
Total dividends and/or distributions to shareholders	(0.12)		(0.13)	(0.12)	(0.06)	(0.09)

Net asset value, end of year	$16.67		$13.66	$15.27	$14.81	$11.17

Total return(C)	23.08%		(9.72)%	3.94%	33.23%	14.84%

Ratio and supplemental data:
Net assets end of year (000’s)	$14,540		$12,719	$27,550	$30,567	$32,600

Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.50%		1.32%	1.28%	1.27%	1.31%
Including waiver and/or reimbursement	1.07	%(D),(E)	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets(A)	0.80%		0.82%	0.78%	0.46%	0.85%
Portfolio turnover rate of Series Portfolio	122%		132%	148%	195%	59%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Includes reimbursement of custody fees at the underlying Series Portfolio level.
(E)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.

* * *

Investors Should Retain this Supplement for Future Reference

March 10, 2017

TRANSAMERICA FUNDS

Transamerica Small Cap Core

Supplement to the Currently Effective Class R, R4 and I3 Prospectus, Summary

Prospectus and Statement of Additional Information

* * *

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Performance”:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as a comparison to a secondary index.

The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds, including Transamerica Partners Institutional Small Core (the “predecessor fund”), on March 10, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the estimated annual operating expenses of Class R4 shares.

Prior to July 3, 2008, the predecessor fund had different sub-advisers. The performance set forth for the period prior to that date is attributable to those previous sub-advisers. From July 3, 2008 to February 27, 2009, the predecessor fund had different sub-advisers. The performance set forth for that period is attributable to those previous sub-advisers. From February 28, 2009 to June 27, 2013, the predecessor fund had different sub-advisers. The performance set forth for that period is attributable to those previous sub-advisers. Prior to June 28, 2013, the predecessor fund had a different investment objective and used different investment strategies.

The past performance shown below is for Class R4 shares. Although Class I3 and Class R shares would have similar annual returns as Class R4 shares because the classes are invested in the same portfolio of securities, the returns for Class I3 and Class R shares will differ from Class R4 shares to the extent that the classes have different expenses. Performance information for Class I3 and Class R shares will be included in a future prospectus after the classes have been in operation for one calendar year.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31) – Class R4

	Quarter Ended	Return
Best Quarter:	9/30/2009	18.96%
Worst	12/31/2008	-25.54%

Average Annual Total Returns (periods ended December 31, 2016) – Class R4

	1 Year	5 Years	10 Years	Inception Date
Transamerica Small Cap Core	23.08%	12.06%	5.61%	09/11/2000

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	21.31%	14.46%	7.07%

S&P 500® (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%

The following supplements and supersedes information in the Prospectus under the heading “Financial Highlights”:

Financial highlights for Transamerica Small Cap Core are based on the historical financial highlights of Transamerica Partners Institutional Small Core (the “predecessor fund”). For the periods shown below, the information is that of the predecessor fund. The information is derived from the predecessor fund’s financial statements, audited by Ernst &Young LLP, an Independent Registered Public Accounting firm, whose report, along with the predecessor fund’s financial statements, are included in the December 31, 2016 Annual Report to Shareholders, which is available to you upon request.

For a share outstanding during the years indicated:	Transamerica Small Cap Core – Class R4
	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of year	$13.66		$15.27	$14.81	$11.17	$9.81

Investment operations:(A)
Net investment income (loss)(B)	0.12		0.12	0.12	0.06	0.09
Net realized and unrealized gain (loss)	3.01		(1.60)	0.46	3.64	1.36

Total investment operations	3.13		(1.48)	0.58	3.70	1.45

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.13)	(0.12)	(0.06)	(0.09)
Total dividends and/or distributions to shareholders	(0.12)		(0.13)	(0.12)	(0.06)	(0.09)

Net asset value, end of year	$16.67		$13.66	$15.27	$14.81	$11.17

Total return(C)	23.08%		(9.72)%	3.94%	33.23%	14.84%

Ratio and supplemental data:
Net assets end of year (000’s)	$14,540		$12,719	$27,550	$30,567	$32,600

Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.50%		1.32%	1.28%	1.27%	1.31%
Including waiver and/or reimbursement	1.07	%(D),(E)	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets(A)	0.80%		0.82%	0.78%	0.46%	0.85%
Portfolio turnover rate of Series Portfolio	122%		132%	148%	195%	59%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Includes reimbursement of custody fees at the underlying Series Portfolio level.
(E)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.

* * *

Investors Should Retain this Supplement for Future Reference

March 10, 2017